Equity Method Investment in Smackover Lithium (Tables)	3 Months Ended
Mar. 31, 2026
Equity Method Investment in Smackover Lithium
Schedule of Information about Smackover Lithium

Changes in the Company's investment in Smackover Lithium for the three months ended March 31, 2026 are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance at December 31, 2025	$105,165	$63,703	$168,868
Capital contributions	9,625	8,250	17,875
Loss from investment in Smackover Lithium	(1,299)	(203)	(1,502)
Balance at March 31, 2026	$113,491	$71,750	$185,241

Disclosure of Summarized Financial Information for Interest in the Smackover Lithium

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended March 31, 2026 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$2,363	$370	$2,733
Company’s share of net loss	$1,299	$203	$1,502

Summarized financial information for the Company's interest in the Smackover Lithium entities on a 100% basis for the three months ended March 31, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$1,507	$283	$1,790
Company’s share of net loss	$829	$155	$984

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of March 31, 2026 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$20,410	$18,253	$38,663
Non-current assets	89,189	71,960	161,149
Total assets	109,599	90,213	199,812
Current liabilities	5,865	4,857	10,722
Total liabilities	5,865	4,857	10,722
Net assets	$103,734	$85,356	$189,090
Company’s share of Smackover Lithium	57,054	46,946	104,000
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$113,491	$71,750	$185,241

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.

The carrying amount of the Company's investment in the Smackover Lithium entities on a 100% basis as of December 31, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$12,741	$10,989	$23,730
Non-current assets	82,994	64,392	147,386
Total assets	95,735	75,381	171,116
Current liabilities	7,139	4,656	11,795
Total liabilities	7,139	4,656	11,795
Net assets	$88,596	$70,725	$159,321
Company’s share of Smackover Lithium	48,728	38,899	87,627
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in Smackover Lithium	$105,165	$63,703	$168,868

(1)
Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively.